ORGANIZATION AND NATURE OF THE BUSINESS (Details)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Brookfield Property Partners L.P.
Disclosure of subsidiaries [line items]
Economic interest	37.00%	37.00%	37.00%